Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Summary of Change in Carrying Value of the Warrants

	2022	2021
(in $ millions)	$	$
As at 1 January	54	—
Issuance as part of Reverse Recapitalization	—	91
Change in fair value	(40)	(37)
As at 31 December	14	54